UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Institutional Shares [LUIXX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Institutional Shares[1]	$9	0.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$476,390,058
Total Number of Portfolio Holdings*	44
*	Reflects holdings of U.S. Treasury Obligations Portfolio.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	PAGE 1	WIO0L-STSR-0425

Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Investor Shares [LAIXX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Investor Shares[1]	$12	0.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$476,390,058
Total Number of Portfolio Holdings*	44
*	Reflects holdings of U.S. Treasury Obligations Portfolio.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	PAGE 1	WIO0I-STSR-0425

Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Administrative Shares [LAOXX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Administrative Shares[1]	$20	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$476,390,058
Total Number of Portfolio Holdings*	44
*	Reflects holdings of U.S. Treasury Obligations Portfolio.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	PAGE 1	WIOAD-STSR-0425

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Institutional U.S. Treasury Obligations Money Market Fund
Financial Statements and Other Important Information
Semi-Annual  | February 28, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Notes to Financial Statements	20
Changes in and Disagreements with Accountants	24
Results of Meeting(s) of Shareholders	24
Remuneration Paid to Directors, Officers and Others	24
franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Statement of Assets and Liabilities (unaudited)
February 28, 2025

Assets:
Investment in U.S. Treasury Obligations Portfolio, at value	$477,690,777
Prepaid expenses	16,477
Total Assets	477,707,254
Liabilities:
Distributions payable	1,131,677
Service and/or distribution fees payable	56,251
Investment management fee payable	35,691
Payable for Fund shares repurchased	28,708
Trustees’ fees payable	717
Accrued expenses	64,152
Total Liabilities	1,317,196
Total Net Assets	$476,390,058
Net Assets:
Par value (Note 5)	$4,764
Paid-in capital in excess of par value	476,385,121
Total distributable earnings (loss)	173
Total Net Assets	$476,390,058
Net Assets:
Institutional Shares	$104,783,143
Investor Shares	$2,347,174
Administrative Shares	$369,259,741
Shares Outstanding:
Institutional Shares	104,778,416
Investor Shares	2,347,071
Administrative Shares	369,251,124
Net Asset Value:
Institutional Shares	$1.00
Investor Shares	$1.00
Administrative Shares	$1.00
See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2025

Investment Income:
Income from U.S. Treasury Obligations Portfolio	$11,247,561
Allocated expenses from U.S. Treasury Obligations Portfolio	(98,312)
Total Investment Income	11,149,249
Expenses:
Investment management fee (Note 2)	595,811
Service and/or distribution fees (Notes 2 and 3)	346,046
Transfer agent fees	43,185
Registration fees	26,264
Audit and tax fees	11,120
Legal fees	11,002
Trustees’ fees	5,778
Shareholder reports	5,367
Fund accounting fees	5,098
Insurance	1,453
Miscellaneous expenses	3,886
Total Expenses	1,055,010
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(363,890)
Net Expenses	691,120
Net Investment Income	10,458,129
Net Realized Gain on Investments From U.S. Treasury Obligations Portfolio	1,334
Increase in Net Assets From Operations	$10,459,463
See Notes to Financial Statements.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2025 (unaudited) and the Year Ended August 31, 2024	2025	2024
Operations:
Net investment income	$10,458,129	$25,291,238
Net realized gain	1,334	604
Increase in Net Assets From Operations	10,459,463	25,291,842
Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(10,460,749)	(25,289,606)
Decrease in Net Assets From Distributions to Shareholders	(10,460,749)	(25,289,606)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	468,962,378	1,460,593,057
Reinvestment of distributions	2,831,114	6,908,980
Cost of shares repurchased	(448,727,986)	(1,550,424,856)
Increase (Decrease) in Net Assets From Fund Share Transactions	23,065,506	(82,922,819)
Increase (Decrease) in Net Assets	23,064,220	(82,920,583)
Net Assets:
Beginning of period	453,325,838	536,246,421
End of period	$476,390,058	$453,325,838
See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares	2025[1]	2024	2023	2022	2021[2]	2020[2]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.023	0.052	0.043	0.004	0.000 [3]	0.009
Net realized gain (loss)	0.000 [3]	0.000 [3]	0.000 [3]	(0.000)[3]	0.000 [3]	(0.001)[4]
Total income from operations	0.023	0.052	0.043	0.004	0.000 [3]	0.008
Less distributions from:
Net investment income	(0.023)	(0.052)	(0.043)	(0.004)	(0.000)[3]	(0.008)
Total distributions	(0.023)	(0.052)	(0.043)	(0.004)	(0.000)[3]	(0.008)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	2.27%	5.33%	4.34%	0.45%	0.02%	0.85%
Net assets, end of period (000s)	$104,783	$123,523	$134,967	$7,581	$5,127	$26,422
Ratios to average net assets:
Gross expenses[6]	0.34%[7]	0.34%	0.34%	0.83%	0.43%	0.41%
Net expenses[6,8,9]	0.18 [7]	0.18	0.18	0.13	0.07	0.17
Net investment income	4.54 [7]	5.21	4.55	0.47	0.01	0.87

[1]	For the six months ended February 28, 2025 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[4]	Calculation of the net realized loss per share does not correlate to the aggregate realized gain presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.
[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Institutional Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares	2025[1]	2024	2023	2022	2021[2]	2020[2]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.022	0.052	0.042	0.004	0.000 [3]	0.008
Net realized gain (loss)[3]	0.000	0.000	0.000	(0.000)	0.000	0.000
Total income from operations	0.022	0.052	0.042	0.004	0.000 [3]	0.008
Less distributions from:
Net investment income	(0.022)	(0.052)	(0.042)	(0.004)	(0.000)[3]	(0.008)
Total distributions	(0.022)	(0.052)	(0.042)	(0.004)	(0.000)[3]	(0.008)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	2.25%	5.28%	4.29%	0.42%	0.02%	0.82%
Net assets, end of period (000s)	$2,347	$4,114	$6,342	$10,274	$4,451	$4,532
Ratios to average net assets:
Gross expenses[5]	1.38%[6]	0.96%	0.73%	0.96%	1.02%	1.03%
Net expenses[5,7,8]	0.23 [6]	0.23	0.23	0.16	0.07	0.20
Net investment income	4.53 [6]	5.16	4.08	0.55	0.01	0.82

[1]	For the six months ended February 28, 2025 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Administrative Shares	2025[1]	2024	2023	2022	2021[2]	2020[2]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.021	0.050	0.040	0.004	0.000 [3]	0.007
Net realized gain (loss)[3]	0.000	0.000	0.000	(0.000)	0.000	0.000
Total income from operations	0.021	0.050	0.040	0.004	0.000 [3]	0.007
Less distributions from:
Net investment income	(0.021)	(0.050)	(0.040)	(0.004)	(0.000)[3]	(0.007)
Total distributions	(0.021)	(0.050)	(0.040)	(0.004)	(0.000)[3]	(0.007)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	2.17%	5.11%	4.12%	0.36%	0.02%	0.75%
Net assets, end of period (millions)	$369	$326	$395	$382	$407	$879
Ratios to average net assets:
Gross expenses[5]	0.53%[6]	0.53%	0.52%	0.52%	0.51%	0.51%
Net expenses[5,7,8]	0.39 [6]	0.39	0.39	0.22	0.08	0.27
Net investment income	4.33 [6]	5.00	4.03	0.35	0.01	0.70

[1]	For the six months ended February 28, 2025 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Administrative Shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Institutional U.S. Treasury Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Obligations Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.
The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (99.97% at February 28, 2025) in the net assets of the Portfolio.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.
(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares, Investor Shares and Administrative Shares did not exceed 0.18%, 0.23% and 0.40%, respectively. These expense limitation arrangements cannot be terminated prior to
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
December 31, 2025 without the Board of Trustees’ (the “Board”), consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2025, fees waived and/or expenses reimbursed amounted to $363,890.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares and Administrative Shares calculated at the annual rate of 0.10% and 0.20% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended February 28, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Institutional Shares	—	$14,472
Investor Shares	$1,414 †	13,501
Administrative Shares	344,632	15,212
Total	$346,046	$43,185

†
Amount shown is exclusive of waivers. For the six months ended February 28, 2025, the service and/or distribution fees waived amounted to $707 for Investor Shares. The Board has determined that, until
December 31, 2025, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2025 without the
Board’s consent. Additional amounts may be voluntarily waived or reduced from time to time.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

For the six months ended February 28, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Institutional Shares	$105,226
Investor Shares	16,211
Administrative Shares	242,453
Total	$363,890
4. Distributions to shareholders by class

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Net Investment Income:
Institutional Shares	$2,935,948	$7,089,473
Investor Shares	64,056	258,798
Administrative Shares	7,460,745	17,941,335
Total	$10,460,749	$25,289,606
5. Shares of beneficial interest
At February 28, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Institutional Shares
Shares sold	154,686,600	748,315,315
Shares issued on reinvestment	2,771,612	6,651,135
Shares repurchased	(176,197,792)	(766,410,849)
Net decrease	(18,739,580)	(11,444,399)
Investor Shares
Shares sold	—	—
Shares issued on reinvestment	59,502	253,642
Shares repurchased	(1,825,858)	(2,481,985)
Net decrease	(1,766,356)	(2,228,343)
Administrative Shares
Shares sold	314,275,778	712,277,742
Shares issued on reinvestment	—	4,203
Shares repurchased	(270,704,336)	(781,532,022)
Net increase (decrease)	43,571,442	(69,250,077)
Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.
6. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Schedule of Investments of the Portfolio provides details of investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Schedule of Investments (unaudited)
February 28, 2025
 U.S. Treasury Obligations Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.9%
U.S. Treasury Bills — 26.9%
U.S. Treasury Bills	3.400%	3/4/25	$5,000,000	$4,998,169 (a)
U.S. Treasury Bills	3.987%	3/6/25	5,000,000	4,996,787 (a)
U.S. Treasury Bills	4.087%	3/13/25	10,000,000	9,985,742 (a)
U.S. Treasury Bills	4.278%	3/18/25	5,000,000	4,989,682 (a)
U.S. Treasury Bills	4.415%	4/1/25	10,000,000	9,962,197 (a)
U.S. Treasury Bills	4.290%	4/3/25	10,000,000	9,960,950 (a)
U.S. Treasury Bills	4.365%	4/8/25	5,000,000	4,977,226 (a)
U.S. Treasury Bills	4.338%	4/10/25	5,000,000	4,976,208 (a)
U.S. Treasury Bills	4.401%	4/24/25	5,000,000	4,967,656 (a)
U.S. Treasury Bills	4.425%	5/1/25	7,000,000	6,948,701 (a)
U.S. Treasury Bills	4.291%	5/6/25	15,000,000	14,884,758 (a)
U.S. Treasury Bills	4.366%	5/8/25	5,000,000	4,959,767 (a)
U.S. Treasury Bills	4.299%	5/13/25	15,000,000	14,872,554 (a)
U.S. Treasury Bills	4.472%	5/29/25	5,000,000	4,946,353 (a)
U.S. Treasury Bills	4.441%	6/5/25	7,500,000	7,413,900 (a)
U.S. Treasury Bills	4.338%	6/10/25	5,000,000	4,941,013 (a)
U.S. Treasury Bills	4.236%	7/1/25	5,000,000	4,930,583 (a)(b)
U.S. Treasury Bills	4.320%	7/24/25	5,000,000	4,916,122 (a)

Total U.S. Treasury Bills				128,628,368
U.S. Treasury Notes — 18.9%
U.S. Treasury Notes	3.875%	4/30/25	5,000,000	4,990,607
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.169%)	4.424%	4/30/25	5,000,000	4,999,601 (c)
U.S. Treasury Notes	4.625%	6/30/25	4,230,000	4,225,495
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	4.380%	7/31/25	5,000,000	4,998,819 (c)
U.S. Treasury Notes	5.000%	9/30/25	3,000,000	3,011,150
U.S. Treasury Notes	0.250%	10/31/25	2,500,000	2,432,770
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	4.425%	10/31/25	5,000,000	5,000,000 (c)
U.S. Treasury Notes	4.875%	11/30/25	1,550,000	1,555,454
U.S. Treasury Notes	0.375%	12/31/25	5,000,000	4,843,011
U.S. Treasury Notes	4.250%	12/31/25	5,000,000	4,999,545
U.S. Treasury Notes	3.875%	1/15/26	6,900,000	6,877,783
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.245%)	4.500%	1/31/26	10,000,000	10,006,352 (c)
U.S. Treasury Notes	1.625%	2/15/26	2,000,000	1,950,401
U.S. Treasury Notes	0.750%	3/31/26	3,000,000	2,892,106
See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

 U.S. Treasury Obligations Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%)	4.405%	4/30/26	$10,000,000	$10,000,747 (c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.182%)	4.437%	7/31/26	5,000,000	4,994,409 (c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.205%)	4.460%	10/31/26	12,500,000	12,506,467 (c)

Total U.S. Treasury Notes				90,284,717
Repurchase Agreements — 55.1%
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $5,001,813; (Fully collateralized by U.S. government obligations, 0.125% to 4.625% due 4/30/26 to 5/15/54; Market value — $5,101,860)	4.350%	3/3/25	5,000,000	5,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $40,014,500; (Fully collateralized by U.S. government obligations, 3.875% due 8/15/33; Market value — $40,800,062)	4.350%	3/3/25	40,000,000	40,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $20,007,250; (Fully collateralized by U.S. government obligations, 4.375% due 5/15/34; Market value — $20,400,062)	4.350%	3/3/25	20,000,000	20,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $18,447,700; (Fully collateralized by U.S. government obligations, 4.625% due 6/30/26; Market value — $18,809,974)	4.360%	3/3/25	18,441,000	18,441,000
HSBC Bank USA tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $25,008,979; (Fully collateralized by U.S. government obligations, 4.375% due 11/15/39; Market value — $25,509,197)	4.310%	3/3/25	25,000,000	25,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $5,001,813; (Fully collateralized by U.S. government obligations, 3.750% due 5/31/30; Market value — $5,100,033)	4.350%	3/3/25	5,000,000	5,000,000
See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 U.S. Treasury Obligations Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
JPMorgan Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $60,021,800; (Fully collateralized by U.S. government obligations, 0.000% to 4.875% due 2/19/26 to 2/15/35; Market value — $61,222,242)	4.360%	3/3/25	$60,000,000	$60,000,000
Societe Generale NY tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $50,018,125; (Fully collateralized by U.S. government obligations, 4.625% due 2/15/40; Market value — $51,000,045)	4.350%	3/3/25	50,000,000	50,000,000
TD Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $40,014,567; (Fully collateralized by U.S. government obligations, 4.125% to 4.250% due 2/15/27 to 11/30/29; Market value — $40,800,062)	4.370%	3/3/25	40,000,000	40,000,000

Total Repurchase Agreements				263,441,000
Total Investments — 100.9% (Cost — $482,354,085#)				482,354,085
Liabilities in Excess of Other Assets — (0.9)%				(4,533,428)
Total Net Assets — 100.0%				$477,820,657

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)	Rate shown represents yield-to-maturity.
(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2025

Assets:
Investments, at value	$218,913,085
Repurchase agreements, at value	263,441,000
Cash	963
Interest receivable	512,123
Total Assets	482,867,171
Liabilities:
Payable for securities purchased	4,930,583
Trustees’ fees payable	836
Accrued expenses	115,095
Total Liabilities	5,046,514
Total Net Assets	$477,820,657
Represented by:
Paid-in capital	$477,820,657
See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2025

Investment Income:
Interest	$11,250,056
Expenses:
Fund accounting fees	31,049
Audit and tax fees	19,356
Legal fees	10,810
Trustees’ fees	5,911
Custody fees	648
Miscellaneous expenses	30,559
Total Expenses	98,333
Net Investment Income	11,151,723
Net Realized Gain on Investments	1,334
Increase in Net Assets From Operations	$11,153,057
See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2025 (unaudited) and the Year Ended August 31, 2024	2025	2024
Operations:
Net investment income	$11,151,723	$26,747,374
Net realized gain	1,334	604
Increase in Net Assets From Operations	11,153,057	26,747,978
Capital Transactions:
Proceeds from contributions	412,124,470	1,202,683,204
Value of withdrawals	(400,438,779)	(1,312,689,562)
Increase (Decrease) in Net Assets From Capital Transactions	11,685,691	(110,006,358)
Increase (Decrease) in Net Assets	22,838,748	(83,258,380)
Net Assets:
Beginning of period	454,981,909	538,240,289
End of period	$477,820,657	$454,981,909
See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

Financial Highlights

For the years ended August 31, unless otherwise noted:
	2025[1]	2024	2023	2022	2021	2020
Net assets, end of period (millions)	$478	$455	$538	$401	$417	$985
Total return[2]	2.35%	5.48%	4.49%	0.54%	0.07%	0.99%
Ratios to average net assets:
Gross expenses	0.04%[3]	0.04%	0.04%	0.04%	0.03%	0.03%
Net expenses[4]	0.04 [3]	0.04	0.04	0.04	0.03	0.03 [5]
Net investment income	4.67 [3]	5.34	4.45	0.53	0.06	0.92

[1]	For the six months ended February 28, 2025 (unaudited).
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.
[4]
The investment manager has voluntarily undertaken to limit Portfolio expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
U.S. Treasury Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio. At February 28, 2025, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$482,354,085	—	$482,354,085

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and

U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.
(e) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.
(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.
U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio does not pay an investment management fee.
Expense amounts may be voluntarily waived and/or reimbursed from time to time.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Derivative instruments and hedging activities
During the six months ended February 28, 2025, the Portfolio did not invest in derivative instruments.
4. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.

U.S. Treasury Obligations Portfolio 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
U.S. Treasury Obligations Portfolio

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Western Asset
Institutional U.S. Treasury Obligations Money Market
Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Institutional U.S. Treasury Obligations Money Market Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Institutional U.S. Treasury Obligations Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

91067-SFSOI 4/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 21, 2025